Victory California Bond Fund Expense Example - Victory California Bond Fund	Feb. 28, 2026 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	640
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	805
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	301
Expense Example, with Redemption, 3 Years	644
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	$ 2,043